SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Reconciliation (Details) - Class A Ordinary Shares Subject To Redemotion - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds		$ 1,000,000,000
Less:
Proceeds allocated to Public Warrants		(30,261,819)
Class A ordinary shares issuance costs		(54,255,575)
Plus:
Accretion of carrying value to redemption value	$ 13,282,491	84,517,394
Class A ordinary shares subject to possible redemption	$ 1,013,282,491	$ 1,000,000,000